Note 7 - Property and Equipment, Net	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
7—PROPERTY
AND EQUIPMENT, NET

Property and equipment consist of the following:

	December 31,
	2017	2016
Equipment	7,588	7,002
Furniture, fixture, and fittings and other	3,766	3,500
Total gross value	11,354	10,502
Less: accumulated depreciation and amortization	(7,672)	(7,732)
Total	3,682	2,770

Depreciation expense related to property and equipment amounted to
€1,153
thousand,
€843
thousand and
€683
thousand for the years ended
December 31, 2017,
2016
and
2015,
respectively.

Assets under capital leases:

Capitalized costs on equipment held under capital leases of
€2,081
thousand and
€2,220
thousand are included in property and equipment at
December 31, 2017
and
2016,
respectively. Accumulated amortization of these assets under capital leases was
€2,018
thousand and
€2,129
thousand, at
December 31, 2017
and
2016,
respectively.

Capitalized costs on vehicles and office and IT equipment held under capital leases of
€981
thousand and
€743
thousand are included in property and equipment at
December 31, 2017
and
2016,
respectively. Accumulated amortization of these assets under capital leases was
€528
thousand and
€462
thousand, at
December 31, 2017
and
2016,
respectively.

Amortization expense on assets held under capital leases is included in total amortization expense and amounted to
€218
thousand,
€164
thousand and
€207
thousand, for the years ended
December 31, 2017,
2016
and
2015,
respectively.

Assets leased to customers:

Capitalized costs on equipment leased to customers of
€474
thousand and
€138
thousand are included in property and equipment at
December 31, 2017
and
2016,
respectively. Accumulated amortization of these assets leased to third
parties was
€27
thousand and
€2
thousand, at
December 31, 2017
and
2016,
respectively.

Amortization expense on equipment leased to customer is included in total amortization expense and amounted to
€24
thousand,
€2
thousand and
€0
thousand, for the years ended
December 31, 2017,
2016
and
2015,
respectively.